Tax expense/(benefit) - Disclosure of reconciliation between theoretical income taxes and income taxes recognised (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax Expenses [Abstract]
Profit/(loss) before tax	€ 19,244	€ 14,392	€ 2,916
Income tax rate	25.80%	25.00%	32.00%
Theoretical income taxes	€ 4,965	€ 3,598	€ 933
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	(495)	178	(102)
Recognition and utilization of previously unrecognized deferred tax assets	(1,153)	(1,954)	(410)
Deferred tax assets not recognized and write-downs	47	598	96
Permanent differences	(338)	(472)	(73)
Tax credits	(221)	(85)	(1)
Tax rate changes	0	53	0
Withholding tax	21	63	0
Other differences	(97)	(68)	61
Total Tax expense/(benefit)	€ 2,729	€ 1,911	€ 504	[1]
Effective tax rate	14.20%	13.30%	17.30%

[1]	Refer to Note 3, Scope of consolidation